SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Advertising and marketing expenses – related party | $	$ 1,725
Staff-related costs	105	¥ 15,063	¥ 12,527	¥ 10,786
Market expansion expenses			2,400	6,681
Depreciation of property and equipment	8	1,107	1,085	1,085
Total	$ 1,889	272,270	228,100	212,120
External Parties [Member]
IfrsStatementLineItems [Line Items]
Advertising and marketing expenses – related party		248,769	212,088	193,568
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Advertising and marketing expenses – related party		¥ 7,331